FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
29.1 - Categories of financial instruments

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	427,804
Investments
Mutual funds	27,585	—	—
Commercial Papers	—	4,996	—
Contribution to funds	—	—	1,027
Trade receivables	—	—	300,109
Other assets	—	—	16,438
Other receivables	—	—	5,901
Other financial assets
Convertible notes	3,875	—	—
Foreign exchange forward contracts	608	150	—
Equity instruments	—	22,088	—
Interest rate SWAP	534
Others	—	—	35

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	69,597
Borrowings	—	—	12,240
Other financial liabilities
Foreign exchange forward contracts	1,392	106	—
Other financial liabilities related to business combinations	63,886	—	49,184
Put option on minority interest of Walmeric	—	—	15,423
Lease liabilities	—	—	134,485
Other liabilities	—	—	955

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity instruments	—	10,478	—
Others	—	—	35

Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

29.2 - Market risk

The Company is exposed to a variety of risks: market risk, including the effects of changes in foreign currency exchange rates and interest rates, and liquidity risk.

The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative instruments to hedge its exposure to risks, apart from those mentioned in note 29.10 and 29.11.

29.3 - Foreign currency risk management

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

Except for the subsidiaries mentioned in the Note 3.5, the functional currency of the Company and its subsidiaries is the U.S. dollar. In 2021, 75.4% of the Company's revenues are denominated in U.S. dollars. Because the majority of its personnel are located in Latin America, the Company incurs the majority of its operating expenses and capital expenditures in non-U.S. dollar currencies, primarily the Colombian peso, Mexican peso, Chilean peso, Peruvian sol, Uruguayan peso and Brazilian real. Operating expenses are also significantly incurred in Indian Rupee, Great Britain Pound and European Union Euros.
 Foreign exchange sensitivity analysis

The Company is mainly exposed to Argentine pesos, Colombian pesos, Indian rupees, European Union euros, Mexican pesos, Sterling pounds and Uruguayan pesos.

The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2021 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	12,441	30%	(2,871)	10%	1,382
	Colombian pesos	(49,425)	10%	4,493	10%	(5,492)
	Indian Rupees	(16,670)	10%	1,515	10%	(1,852)
	European Union euros	(61,658)	10%	5,605	10%	(6,851)
	Mexican pesos	(12,933)	10%	1,176	10%	(1,437)
	Sterling pound	(32,694)	10%	2,972	10%	(3,633)
	Uruguayan pesos	(8,962)	10%	815	10%	(996)
	Total	(169,901)		13,705		(18,879)

As explained in note 29.10, the subsidiaries in Argentina, Colombia, United States, India, Mexico, Chile and Uruguay entered into foreign exchange forward and future contracts in order to mitigate the risk of fluctuations in the foreign exchange rate and reduce the impact in the financial statements.

The effect in equity of the U.S. dollar fluctuation against the relevant foreign currency as of December 31, 2021, is not material.

Depreciation of the Argentine Peso

During 2021, the Argentine peso experienced a 22.09% devaluation from 84.05 Argentine peso per U.S dollar to 102.62 Argentine peso per U.S dollar.

During 2020, the Argentine peso experienced a 40.58% devaluation from 59.79 Argentine peso per U.S. dollar to 84.05 Argentine peso per U.S. dollar.

29.4 - Interest rate risk management

The Company's exposure to market risk for changes in interest rates relates primarily to its cash and bank balances and its credit facilities. The Company's credit line in the U.S. bear interest at a fixed rate between 1.5% or 1.75% depending on the amount borrowed, as of December 31, 2021 the Company does not maintain debt related to the Amended and Restated Credit Agreement. During the beginning of 2021 the Company chose to discontinue the hedge accounting of the remaining interest rate swap acquired during 2020, since the hedged future cash flows were no longer expected to occur. As of December 31, 2021 and 2020, the Company has recognized a gain of 132 and a loss of 132 included in the line item "Other comprehensive income", respectively, and a net gain of 837 and a net loss of 127 through results of profit and loss, respectively. As of December 31, 2020 the Company recognize a loss of 605 through results of profit and loss as consequence of the discontinuation of the hedge accounting for three of the four swaps. Hedges of interest rate risk on recognized liabilities are accounted for as cash flow hedge.

Interest rate swap liabilities are presented in the line item "Other financial liabilities" within the statements of financial position.
Interest rate swap contracts outstanding as of December 31, 2021 and 2020:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)

Instruments for which hedge accounting has been discontinued
March 11, 2024	15,000	1month LIBOR	0.647%	70
March 31, 2023	15,000	1month LIBOR	0.511%	10
March 12, 2024	20,000	1month LIBOR	0.566%	132
April 30, 2024	25,000	1month LIBOR	0.355%	322
Fair value as of December 31, 2021				534

Hedge instrument
April 30, 2024	25,000	1month LIBOR	0.355%	(132)
Fair value as of December 31, 2020				(132)

Instruments for which hedge accounting has been discontinued

March 11, 2024	15,000	1month LIBOR	0.647%	(230)
March 31, 2023	15,000	1month LIBOR	0.511%	(123)
March 12, 2024	20,000	1month LIBOR	0.566%	(252)
Fair value as of December 31, 2020				(605)

29.5 – Liquidity risk management

The Company's primary sources of liquidity are cash flows from operating activities and borrowings under credit facilities. See note 21.

Management monitors rolling forecasts of the Company's liquidity position on the basis of expected cash flow.

The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2022	2023	2024	Thereafter	Total

Trade payables	63,210	3,824	2,554	10	69,598
Borrowings	13,320	556	556	884	15,316
Lease liabilities	31,360	31,194	25,522	66,240	154,316
Other financial liabilities(*)	48,242	42,024	23,661	—	113,927
TOTAL	156,132	77,598	52,293	67,134	353,157

(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, interest rate SWAP and 19,364 related to business combinations payments through subscription agreements.
29.6 - Concentration of credit risk

The Company derives revenues from clients in the U.S. (approximately 62%) and clients related from diverse industries. For the years ended December 31, 2021, 2020 and 2019, the Company's top five clients accounted for 26.7%, 30.6% and 26.1% of its revenues, respectively. One single customer accounted for 10.9%, 11.0% and 11.2% of revenues for the years ended December 31, 2021, 2020 and 2019. Credit risk from trade receivables is considered to be low because the Company minimize the risk by setting credit limits for its customers, which are mainly large and renowned companies. Cash and cash equivalents and derivative financial instruments are considered to have low credit risk because these assets are held with widely renowned financial institutions (see note 13) .

29.7 - Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2021 and 2020, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2021		As of December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	4,390	4,177	3,091	3,039
Other assets	8,583	7,810	6,954	6,278
Non-current liabilities
Trade payables	6,387	5,899	5,240	4,735
Borrowings	1,935	1,847	25,061	25,382

29.8 - Fair value measurements recognized in the consolidated statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	27,585	—	27,585
Commercial Papers	4,996	—	—	4,996
Foreign exchange forward contracts	—	758	—	758
Convertibles notes	—	—	3,875	3,875
Equity instrument	—	—	22,088	22,088
Interest rate SWAP	—	534	—	534

Financial liabilities
Contingent consideration	—	—	63,886	63,886
Foreign exchange forward contracts	—	1,498	—	1,498

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	19,284	—	19,284
Foreign exchange forward contracts	—	492	—	492
Convertibles notes	—	130	1,036	1,166
Equity instrument	—	—	10,478	10,478

Financial liabilities
Contingent consideration	—	—	43,724	43,724
Foreign exchange forward contracts	—	93	—	93
Interest rate SWAP	—	737	—	737
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

There were no transfers of financial assets between Level 1, Level 2 and Level 3 during the period.

The Company has applied the market approach technique in order to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable (i.e., similar) assets, liabilities or a group of assets and liabilities.

When the inputs required by the market approach are not available, the Company applies the income approach technique. The income approach technique estimates the fair value of an asset or a liability by converting future amounts (e.g. cash flows or income and expenses) to a single current (i.e. discounted) amount. When the income approach is used, the fair value measurement reflects current market expectations about those future amounts.

29.9 Level 3

29.9.1 Contingent consideration

As described in note 26.5, the acquisition of Avanxo (Bermuda) Limited ("Avanxo"), included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company´s gross revenue, gross margin and operating margin.
As of December 31, 2020, the nominal value of contingent consideration related to Avanxo amounted to 1,159. Based on our estimations as of that date, the potential minimum amounts of all future payments that the Company could be required to make under this agreement were between 185 and 370, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement may be increased proportionally to the target's achievements and are not subject to any maximum amount. Finally, the fair value of the contingent consideration arrangement of 1,145 as of December 31, 2020, was estimated by discounting to present value using a risk-adjusted discount rate. On March 29, 2021 an amount of 1,153 was paid leaving the contingent consideration fully settled.

As described in note 26.6, the acquisition of Belatrix Global Corporation S.A, included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue. As of December 31, 2020, the Company remeasured the fair value of the contingent consideration related to Belatrix described above. As of December 31, 2020, loss arising from the change in fair value of the contingent consideration amounted to 3,633 and is included as Other income and expenses, net.

As of December 31, 2019, the nominal value of contingent consideration related to Belatrix amounted to 4,097. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement were between 4,192 and 4,097, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. Finally, the fair value of the contingent consideration arrangement of 4,221 as of December 31, 2019 was estimated by discounting to present value using a risk-adjusted discount rate. On October 16, 2020, the Company paid 7,795 leaving the contingent consideration fully settled.

As described in note 26.7, the acquisition of BI Live included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue, revenue growth and operating margin.

As of December 31, 2020, the nominal value of contingent consideration related to BI Live amounted to 423. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 710 and 3,000, as of December 31, 2020. The fair value of the contingent consideration arrangement of 535 as of December 31, 2020, was estimated by discounting to present value using a risk-adjusted discount rate. An amount of 503 was paid on February 26, 2021, leaving the contingent consideration fully settled.

As of March 31, 2021, the Company signed an amendment of the agreement with the sellers of BI Live, pursuant to which the remaining payments were modified and agreed upon fixed payments in replacement of the previous contingent considerations.

As described in note 26.8, the acquisition of Grupo ASSA included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and gross margin. As of December 31, 2020, the Company remeasured the fair value of the contingent consideration related to Grupo ASSA. As of December 31, 2020, gain arising from the change in fair value of the contingent consideration amounted to 1,202 and is included as Other income and expenses, net.

As of December 31, 2020, the nominal value of contingent consideration related to Grupo ASSA amounted to 11,289. Such amount was paid on March 31, 2021. The fair value of the contingent consideration arrangement of 11,218 as of December 31, 2020 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 26.9, the acquisition of Xappia included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and gross margin. As of December 31, 2021, loss arising from the change in the fair value of the contingent consideration amounted to 1,025 and is included as Other income and expense, net.

As of December 31, 2021 and 2020, the nominal value of contingent consideration related to Xappia amounted to 2,567 and 3,980, respectively. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement were between 2,567 and 3,980, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 2,478 and 3,878 as of December 31, 2021 and 2020, respectively, was estimated by discounting to present value using a risk-adjusted discount rate. On June 29, 2021, the Company paid the aggregate consideration of 2,410 to the sellers, related to the target achievements during the year 2020.

As described in note 26.10, the acquisition of GMR included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue. As of December 31, 2021, loss arising from the change in the fair value of the contingent consideration amounted to 1,407 and is included as Other income and expense, net.

As of December 31, 2021 and 2020, the nominal value of contingent consideration related to GMR amounted to 3,403 and 4,547, respectively. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 3,403 and 4,547, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 3,343 and 4,391 as of December 31, 2021 and 2020, respectively was estimated by discounting to present value using a risk-adjusted discount rate.

On June 30, 2021, the Company paid the aggregate consideration of 2,547 to the sellers, related to the target achievements during the year 2020

As described in note 26.11, to the Company's audited consolidated financial statements for the year ended December 31, 2020, the acquisition of Bluecap included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and operating margin. As of December 31, 2021, loss arising from the change in the fair value of the contingent consideration amounted to 1,226 and is included as Other income and expense, net.

As of December 31, 2021 and 2020, the nominal value of contingent consideration related to Bluecap amounted to 22,409 and 24,419, respectively. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement were 22,409 and 24,419, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 22,405 and 22,557 as of December 31, 2021 and 2020, respectively, was estimated by using a probabilistic framework such as Montecarlo simulation were each iteration was discounted to present value using a discount rate.

As described in note 26.12, the acquisition of Cloudshift included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and operating margin. As of December 31, 2021, loss arising from the change in the fair value of the contingent consideration amounted to 460 and is included as Other income and expense, net.

As of December 31, 2021, the nominal value of contingent consideration related to Cloudshift amounted to 14,638. Based on the Company's estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 14,638. In addition, the actual amounts to be paid under the contingent consideration arrangement may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 14,635 as of December 31, 2021, was estimated by using a probabilistic framework such as Montecarlo simulation were each iteration was discounted to present value using a discount rate.

As described in note 26.13, the acquisition of Hybrido Worldwide included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and operating margin. As of December 31, 2021, loss arising from the change in the fair value of the contingent consideration amounted to 204 and is included as Other income and expense, net.

As of December 31, 2021, the nominal value of contingent consideration related to Hybrido Worldwide amounted to 7,597. Based on the Company's estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 7,597. In addition, the actual amounts to be paid under the contingent consideration arrangement may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 6,716 as of December 31, 2021, was estimated using a probabilistic framework such as Montecarlo simulation were each iteration was discounted to present value using a discount rate.

As described in note 26.14, the acquisition of Walmeric did not include a contingent consideration agreement.

As described in note 26.15, the acquisition of Atix Labs included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and operating margin

As of December 31, 2021, the nominal value of contingent consideration related to Atix Labs amounted to 2,152. Based on the Company's estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 2,152. In addition, the actual amounts to be paid under the contingent consideration arrangement may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 2,102 as of December 31, 2021, was estimated using a probabilistic framework such as Montecarlo simulation were each iteration was discounted to present value using a discount rate.

As described in note 26.16, the acquisition of Navint included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and operating margin

As of December 31, 2021, the nominal value of contingent consideration related to Navint amounted to 13,466. Based on the Company's estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 13,466. In addition, the actual amounts to be paid under the contingent consideration arrangement may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 12,207 as of December 31, 2021, was estimated using a probabilistic framework such as Montecarlo simulation were each iteration was discounted to present value using a discount rate.

The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2021	2020	2019
Increase of the contingent consideration of Belatrix	—	(3,633)	—
Increase of the contingent consideration of PointSource	—	—	(16)
Increase of the contingent consideration of Avanxo	—	—	(4)
Increase of the contingent consideration of Clarice	—	—	(3)
Increase of the contingent consideration of Ratio	—	—	(62)
Decrease of the contingent consideration of Grupo Assa	—	1,202	—
Increase of the contingent consideration of Bi Live	(372)	—	—
Increase of the contingent consideration of Bluecap	(1,226)	—	—
Increase of the contingent consideration of GMR	(1,407)	—	—
Increase of the contingent consideration of Xappia	(1,025)	—	—
Increase of the contingent consideration of Cloudshift	(460)	—	—
Increase of the contingent consideration of Habitant	(204)	—	—
TOTAL	(4,694)	(2,431)	(85)
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2021	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	63,886	Risk adjusted discount rate	Between 1.76% and 4.11%	An increase in the discount rates by 1% would decrease the fair value by $728 and a decrease in the discount rates by 1% would increase the fair value by $377

Contingent consideration	63,886	Expected revenues	Between 969 and 42,784	An increase in the expected revenues by 10% would increase the fair value by $17,076 and a decrease in the expected revenues by 10% would decrease the fair value by $13,615

Contingent consideration	63,886	Expected operating margin	Between 17.35% and 35.18%	An increase in the expected operating margin by 10% would increase the fair value by $1,876 and a decrease in the expected operating margin by 10% would decrease the fair value by $8,580

29.9.2 Convertible notes

As described in note 3.12.8, the Company entered into several convertible notes that include the right to convert the outstanding amount into equity shares of the invested companies. The fair value of such convertible notes was estimated using unobservable inputs. The amounts of gains and losses for the period related to changes in the fair value of the convertible notes were not material.

29.9.3. Reconciliation of recurring fair value measurements categorized within Level 3

The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2019	3,425	—	9,252
Fair value remeasurement (1)	—	—	2,431
Acquisition of business (1)	—	—	43,082
Acquisition of investment (2)	—	9,167	—
Exercise of conversion option (1)	(1,311)	1,311	—
Instrument sold (2)	(1,800)	—	—
Payments (2)	701	—	(11,400)
Interests (1)	21	—	359
December 31, 2020	1,036	10,478	43,724

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2020	1,036	10,478	43,724
Fair value remeasurement (1)	—	—	4,322
Acquisition of business (1)	—	—	35,371
Acquisition of investment (3)	—	11,610	—
Payments (2)	2,772	—	(17,902)
Interests (1)	67	—	1,285
Foreign exchange difference (1)	—	—	(2,714)
Others (1)	—	—	(200)
December 31, 2021	3,875	22,088	63,886

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.
(3) 5,762 were Cash transactions included in investing activities in the consolidated statement of cash flows, 5,848 were Non-cash transactions related to the exchange of Acamica's investment with Digital House investment.

29.10 Foreign exchange futures and forward contracts

During the years ended December 31, 2021, 2020 and 2019, the Argentine subsidiaries, Sistemas Globales S.A. and IAFH Global S.A. acquired foreign exchange futures contracts through SBS Sociedad de Bolsa S.A. (SBS) in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos due to the risk of exposure to fluctuations in foreign currency. The foreign exchange futures contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2021, 2020 and 2019 the Company recognized a loss of 355, 144 and a gain of 383, respectively.

These futures contracts have daily settlements, in which the futures value changes daily. Sistemas Globales S.A. and IAFH Global S.A. recognize daily variations in SBS primary accounts, and the gains or losses generated by each daily position through profit or loss. Thus, at the closing of each day, according to the future price of the exchange rate U.S. Dollar – Argentine peso, the companies perceive a gain or loss for the difference. As of December 31, 2021, the accrued valuation of the last day of the month will be settled with the bank in the first day of the next month, so the value recognize in the financial statements is the amount pending to settle with the bank for the last day valuation, as of December 31, 2021 there were no outstanding future contracts. As of December 31, 2020 the Company maintained three foreign exchange futures contracts with a maturity date of January 31, 2021 and 7 recognize as Other financial liabilities in the balance sheet.

Pursuant to these contracts, Sistemas Globales S.A. and IAFH Global S.A. are required to maintain collaterals in an amount equal to a percentage of the notional amounts purchased until settlement of the contracts. As of December 31, 2020, Sistemas Globales held a 10% of the value of those collaterals in Mutual funds in SBS primary account. This ensures minimal funding, in case SBS has to transfer funds to "Mercado a Término de Rosario S.A" (ROFEX) if losses are generated by daily settlements. This amount must also remain restricted during the term of the contracts. As of December 31, 2020, collaterals regarding the transactions are restricted assets for an amount of 952 in Mutual funds included as investments. As of December 31, 2021, the Company did not maintain any collaterals for futures contracts.

During 2021 and 2020, certain subsidiaries from Argentina, Uruguay, Chile, Colombia, Mexico and India, acquired foreign exchange forward contracts with certain banks in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in the local currences from each country, due to the risk of exposure to fluctuations in those foreign currencies. Those contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2021 and 2020, the Company recognized a net loss of 10,673 and 3,783, respectively. As of December 31, 2021 and 2020, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2022	Mexican Peso	21.96	20.65	255
February 28, 2022	Indian Rupee	75.53	75.52	76
February 28, 2022	Colombian peso	4,037.00	4,005.31	119
March 31, 2022	Colombian peso	4,053.10	4,021.61	119
March 31, 2022	Colombian peso	4,040.50	4,021.55	39
Fair value as of December 31, 2021				608

January 28, 2021	Colombian Peso	3,530.13	3,433.13	226
January 28, 2021	Colombian Peso	3,475.25	3,431.93	101
Fair value as of December 31, 2020				327

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2022	Pound Sterling	0.73	0.74	(156)
January 31, 2022	Colombian Peso	3,902.25	3,993.60	(138)
January 31, 2022	European Union Euro	0.86	0.88	(410)
January 31, 2022	Uruguayan Peso	44.36	44.93	(64)
January 31, 2022	Argentinian Peso	106.98	106.92	(3)
January 31, 2022	Argentinian Peso	108.70	106.92	(87)
January 31, 2022	Argentinian Peso	110.85	106.92	(134)
January 31, 2022	Argentinian Peso	107.16	106.92	(12)
February 25, 2022	Argentinian Peso	115.35	111.35	(136)
February 28, 2022	European Union Euro	0.86	0.88	(212)
February 28, 2022	Chilean Peso	855.45	850.55	(40)
Fair value as of December 31, 2021				(1,392)

January 29, 2021	Argentine Peso	90.50	87.60	(86)
Fair value as of December 31, 2020				(86)

The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the term of the contract.

29.11 Hedge accounting

During 2021 and 2020, certain subsidiaries from Argentina, Uruguay, Chile, Colombia, Mexico and India entered into foreign exchange forward and future contracts to manage the foreign currency risk associated with the salaries payable in the local currency of each country. The Company designated those derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges are recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘finance income’ or ‘finance expense’ line items. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item (i.e. Salaries, employee benefits and social security taxes).

As of December 31, 2021 and 2020, the Company has recognized a net loss of 136 and 272, respectively, included in Salaries, employee benefits and social security taxes and a net loss of 131 and a net gain of 165, respectively, included in other comprehensive income.

During 2020, Globant, LLC entered into four interest rate swap transactions with the purpose of hedging the exposure to variable interest rate related to the Amended and Restated Credit Agreement with certain financial institutions. By the end of that year the Company chose to discontinue three of the four interest rate swap transaction. During the year ended December 31, 2021, the Company chose to discontinue the remaining interest rate swap since the hedged future cash flows were no longer expected to occur. As of December 31, 2021 and 2020, the Company recognized a gain of 132 and a loss of 132 respectively, included in the line item "Other comprehensive income". The Company designated those derivatives as hedging instruments in respect of interest rate risk in cash flow hedges. Hedges of interest rate risk on recognized liabilities are accounted for as cash flow hedges.

Foreign currency forward contract and interest rate swap assets and liabilities are presented in the line ‘Other financial assets’ and ‘Other financial liabilities’ within the statement of financial position.

The following table detail the foreign currency forward contracts outstanding as of December 31, 2021:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 25, 2022	Indian Rupee	75.50	74.50	9
January 27, 2022	Indian Rupee	74.68	74.55	2
January 27, 2022	Indian Rupee	74.67	74.55	2
January 27, 2022	Indian Rupee	74.68	74.55	1
February 23, 2022	Indian Rupee	75.67	74.74	9
February 24, 2022	Indian Rupee	75.76	74.78	14
February 24, 2022	Indian Rupee	75.76	74.78	20
February 24, 2022	Indian Rupee	75.76	74.78	5
March 31, 2022	Colombian Peso	4064.86	4021.21	88
Fair value as of December 31, 2021				150

January 15, 2021	Mexican Peso	20.15	19.93	22
January 27, 2021	Indian Rupee	73.72	73.31	2
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.71	73.31	1
January 28, 2021	Colombian Peso	3,490.10	3,433.08	133
January 29, 2021	Uruguayan Peso	42.51	42.47	1
Fair value as of December 31, 2020				165

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 31, 2022	Colombian Peso	3,967.65	3,993.75	(52)
February 28, 2022	Colombian Peso	3,978.05	4,004.91	(54)
Fair value as of December 31, 2021				(106)